STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 10, 2022	Mar. 07, 2022	Dec. 29, 2021	Dec. 29, 2021	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 27, 2020
Class of Stock [Line Items]
Preferred stock, authorized shares							10,000,000
Preferred stock, description							An Eligible Class C Preferred Stock Holder means any of (i) DE LLC for so long as Mr. O’Dowd continues to beneficially own at least 90% and serves on the board of directors or other governing entity, (ii) any other entity in which Mr. O’Dowd beneficially owns more than 90%, or a trust for the benefit of others, for which Mr. O’Dowd serves as trustee and (iii) Mr. O’Dowd individually.
EBITDA, amount							$ 3,000,000.0
Common stock, authorized					200,000,000	200,000,000	200,000,000	40,000,000
Proceeds from issuance of common stock							$ 4,367,640
L P Purchase Agreement 2021 [Member]
Class of Stock [Line Items]
Shares issued during period		37,019		51,827
Number of shares issued and sold					450,000	1,035,000
Proceeds from issuance of common stock					$ 1,852,290	$ 4,367,640
Shares available to purchase per agreement, value			$ 25,000,000
Regular Purchase, description			The Company may direct Lincoln Park, at its sole discretion, and subject to certain conditions, to purchase up to 50,000 shares of common stock on any business day (a “Regular Purchase”), provided that on such day the last closing sale price per-share of our common stock is not less than $1.00 as reported by the Nasdaq Capital Market. The amount of a Regular Purchase may be increased under certain circumstances up to 75,000 shares if the closing price is not below $10.00, and up to 100,000 shares if the closing price is not below $12.50, provided that Lincoln Park’s committed obligation for Regular Purchases on any business day shall not exceed $2,000,000.
L P Purchase Agreement 2022 [Member]
Class of Stock [Line Items]
Shares available to purchase per agreement, value	$ 25,000,000
Regular Purchase, description	The Company may direct Lincoln Park, at its sole discretion, and subject to certain conditions, to purchase up to 50,000 shares of common stock on any business day (a “Regular Purchase”). The amount of a Regular Purchase may be increased under certain circumstances up to 75,000 shares if the closing price is not below $7.50, and up to 100,000 shares if the closing price is not below $10.00, provided that Lincoln Park’s committed obligation for Regular Purchases on any business day shall not exceed $2,000,000. In the event we purchase the full amount allowed for a Regular Purchase on any given business day, we may also direct Lincoln Park to purchase additional amounts as accelerated and additional accelerated purchases. The purchase price of shares of common stock related to the future funding will be based on the then prevailing market prices of such shares at the time of sales as described in the LP 2022 Purchase Agreement.
Lincoln Park Transaction [Member]
Class of Stock [Line Items]
Shares issued during period				25,000,000			51,827
Number of shares issued and sold							1,035,000
Minimum [Member]
Class of Stock [Line Items]
Common stock, authorized									200,000,000
Shares issued price per share							$ 3.47
Minimum [Member] | L P Purchase Agreement 2021 [Member]
Class of Stock [Line Items]
Shares issued price per share					$ 3.47	$ 3.47
Maximum [Member]
Class of Stock [Line Items]
Common stock, authorized									40,000,000
Shares issued price per share							$ 5.15
Maximum [Member] | L P Purchase Agreement 2021 [Member]
Class of Stock [Line Items]
Shares issued price per share					$ 5.15	$ 5.15
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, authorized shares					50,000	50,000	50,000	50,000
Shares issued during period							4,738,940
Warrants J K
Class of Stock [Line Items]
Preferred stock liquidation value							$ 0.001